Alger Mid Cap Growth Institutional Fund Expense Example - Class Z2 Shares [Member] - Alger Mid Cap Growth Institutional Fund - Class Z-2	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	$ 1,286